Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Stock	Share Premium and Capital Reserve	Accumulated Deficit	Total
Balance at Dec. 31, 2020		$ 2,961	$ (2,302)	$ 659
Balance (in Shares) at Dec. 31, 2020	5,582,922
Issuance of shares in respect of SAFE instruments		1,000		1,000
Issuance of shares in respect of SAFE instruments (in Shares)	276,672
Exercise of warrants and options		1,311		1,311
Exercise of warrants and options (in Shares)	3,083,940
Issuance of shares and tradable warrants, net		8,969		8,969
Issuance of shares and tradable warrants, net (in Shares)	2,000,000
Share based compensation		2,115		2,115
Net loss and comprehensive loss			(3,220)	(3,220)
Balance at Dec. 31, 2021		16,356	(5,522)	10,834
Balance (in Shares) at Dec. 31, 2021	10,943,534
Repurchase of options		(96)		(96)
Exercise of warrants and vested RSUs		3,870		3,870
Exercise of warrants and vested RSUs (in Shares)	838,429
Share based compensation		1,728		1,728
Net loss and comprehensive loss			(10,492)	(10,492)
Balance at Dec. 31, 2022		21,858	(16,014)	$ 5,844
Balance (in Shares) at Dec. 31, 2022	11,781,963			11,781,963
Issuance of shares and pre-funded warrants, net		806		$ 806
Issuance of shares and pre-funded warrants, net (in Shares)	1,333,600
Exercise of pre-funded warrants, options and vested RSUs
Exercise of pre-funded warrants, options and vested RSUs (in Shares)	2,263,479
Share based compensation		1,698		1,698
Net loss and comprehensive loss			(10,107)	(10,107)
Balance at Dec. 31, 2023		$ 24,362	$ (26,121)	$ (1,759)
Balance (in Shares) at Dec. 31, 2023	15,379,042			15,379,042